Summary of significant accounting policies - Revision of prior period (Details 3) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Assets	SFr 755,833	SFr 818,965
Liabilities	711,603	776,024
Net Cash Provided by (Used in) Operating Activities	36,938	(6,031)	SFr (17,338)
Net Cash Provided by (Used in) Investing Activities	(10,082)	14,450	(2,359)
Net Cash Provided by (Used in) Financing Activities	(47)	31,481	22,136
Revision of Prior Period, Adjustment, Netting treatment [Member]
Assets	13,143
Liabilities	(13,143)
Net Cash Provided by (Used in) Investing Activities	(70)
Net Cash Provided by (Used in) Financing Activities	SFr 70
Leverage Ratio, increase/decrease (in basis points)	10
Revision of Prior Period, Adjustment, Share-based Compensation Reclassification [Member]
Net Cash Provided by (Used in) Operating Activities	SFr 483	1,086
Net Cash Provided by (Used in) Investing Activities	(2,294)	(1,033)
Net Cash Provided by (Used in) Financing Activities	1,811	(53)
Bank
Assets	759,214	822,831
Liabilities	711,127	775,772
Net Cash Provided by (Used in) Operating Activities	36,893	(5,792)	(17,439)
Net Cash Provided by (Used in) Investing Activities	(10,139)	13,369	(4,206)
Net Cash Provided by (Used in) Financing Activities	179	32,205	SFr 23,970
Bank | Revision of Prior Period, Adjustment, Netting treatment [Member]
Assets	13,143
Liabilities	(13,143)
Net Cash Provided by (Used in) Investing Activities	(70)
Net Cash Provided by (Used in) Financing Activities	SFr 70
Leverage Ratio, increase/decrease (in basis points)	10
Bank | Revision of Prior Period, Adjustment, Share-based Compensation Reclassification [Member]
Net Cash Provided by (Used in) Operating Activities	SFr 371	979
Net Cash Provided by (Used in) Investing Activities	(2,273)	(1,045)
Net Cash Provided by (Used in) Financing Activities	SFr 1,902	SFr 66